UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02871

lord abbett developing growth fund, inc.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2019

Item 1:	Report(s) to Shareholders.

LORD ABBETT
ANNUAL REPORT

Lord Abbett
Developing Growth Fund

For the fiscal year ended July 31, 2019

Important Information on Paperless Delivery

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Fund at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting the Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

4	Investment Comparison

5	Information About Your Fund’s Expenses and Holdings Presented by Sector

8	Schedule of Investments

12	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

16	Financial Highlights

20	Notes to Financial Statements

30	Report of Independent Registered Public Accounting Firm

31	Supplemental Information to Shareholders

Lord Abbett Developing Growth Fund
Annual Report

For the fiscal year ended July 31, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Developing Growth Fund for the fiscal year ended July 31, 2019. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For additional information about the Fund, please visit our website at www.lordabbett.com, where you also can access quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

For the fiscal year ended July 31, 2019, the Fund returned 22.26%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 2000® Growth Index,1 which returned -1.22% over the same period.

Following a tumultuous fourth quarter of 2018, where trade tensions and monetary policy uncertainty sent many investors toward safety, the market staged a strong recovery. After the worst December since 1931, the S&P 500® Index2 posted its best monthly performance since 1987 in January 2019. Trade tensions were a dominant headline, as trade negotiations between the U.S. and China remained volatile throughout the period. Another significant market event was the U.S. Federal Reserve’s (the “Fed”) transition to a more dovish policy stance, with Chairman Jerome Powell stating that the Fed would act appropriately to sustain economic growth. Given the uncertain market outlook and the muted inflation pressure, the Fed announced its decision to cut interest rates by 25 basis points on July 31, 2019, to a range of 2.00-2.25%. This was the first time that the Fed had cut interest rates since December 2008. The combination of a dovish Fed, trade pressures, and slowing economic growth resulted in falling rates across the U.S. Treasury yield curve and further increasing the partial curve inversion. In fact, in June, the yield on the 10-year U.S. Treasury fell to its lowest level in more than two and a half years. Risk assets continued to rally throughout the first half of 2019, primarily due to dovish comments from central banks around the globe, leading to the longest U.S. economic expansion on record. Despite bouts of volatility due to large macro headwinds, notably in June, the U.S. equity market produced strong returns, resulting in the best first half performance since 1997.

One of the leading contributors to the Fund’s relative performance during the period was security selection in the information technology sector. Within this sector, the Fund’s holdings of Trade Desk, Inc., a provider of an advertisement technology platform, contributed to relative performance. Trade Desk reported strong fourth quarter 2018 results, with revenue growth acceleration driven by strength in its connected TV business. Another contributor was the Fund’s position in Twilio, Inc., a provider of a cloud based communications software platform. Shares of Twilio benefited from the firm’s ability to capitalize on its vast and growing addressable market, through the introduction of new products like Flex, a cloud contact application, and from expanding footprint with its acquisition of SendGrid.

Security selection within the health care sector also contributed to the Fund’s relative performance. Specifically, the Fund’s holding of Tandem Diabetes, Inc., a developer of diabetes-related treatments, contributed to relative performance. Shares of Tandem appreciated rapidly after the company reported strong fourth quarter 2018 results, as success of its Basal-IQ system and anticipation of the launch of Control-IQ drove momentum.

Security selection within the financials sector detracted from relative performance during the period. Within the sector, the Fund’s position in Hamilton Lane, Inc. an investment management firm, detracted. Shares of Hamilton declined as the company generated net outflows, particularly from its customized separate accounts. Additionally, the Fund’s holdings of Evercore, Inc., an independent investment banking firm, detracted from performance as declining M&A activity, slowing loan growth, and increased market volatility pressured the entire investment banking industry.

The Fund’s position in Weight Watchers International, Inc., a provider of weight management solutions and services, was also a large detractor from the Fund’s relative performance. Shares of Weight Watchers declined throughout the period as subscriber and sales growth decelerated and the company cut its full-year guidance.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1    The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

2    The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information
Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

The annual commentary above discusses the views of the Fund’s management and various portfolio holdings of the Fund as of July 31, 2019. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Fund’s portfolio is actively managed and may change significantly, the Fund may no longer own the securities described above or may have otherwise changed its position in the securities. For more recent information about the Fund’s portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2000® Growth Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended July 31, 2019

	1 Year	5 Years	10 Years	Life of Class
Class A3	15.24%	12.17%	16.31%	–
Class C4	20.57%	12.65%	16.17%	–
Class F5	22.43%	13.68%	17.23%	–
Class F3[6]	22.64%	–	–	29.58%
Class I5	22.56%	13.80%	17.35%	–
Class P5	22.02%	13.46%	16.96%	–
Class R2[5]	21.87%	13.13%	16.65%	–
Class R3[5]	21.92%	13.22%	16.76%	–
Class R4[7]	22.23%	–	–	11.67%
Class R5[7]	22.53%	–	–	11.96%
Class R6[7]	22.68%	–	–	12.09%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance of the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended July 31, 2019, is calculated using the SEC-required uniform method to compute such return.

4    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date.

5    Performance is at net asset value.

6    Commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

7    Commenced operations and performance for the classes began on June 30, 2015. Performance is at net asset value.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 through July 31, 2019).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 2/1/19 – 7/31/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			2/1/19 -
	2/1/19	7/31/19	7/31/19
Class A
Actual	$1,000.00	$1,231.90	$5.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.13	$4.71
Class C
Actual	$1,000.00	$1,227.00	$9.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.41	$8.45
Class F
Actual	$1,000.00	$1,232.60	$4.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.88	$3.96
Class F3
Actual	$1,000.00	$1,233.80	$3.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.82	$3.01
Class I
Actual	$1,000.00	$1,233.50	$3.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.46
Class P
Actual	$1,000.00	$1,230.70	$6.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.71
Class R2
Actual	$1,000.00	$1,229.80	$7.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.46
Class R3
Actual	$1,000.00	$1,230.00	$6.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.89	$5.96
Class R4
Actual	$1,000.00	$1,231.40	$5.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.13	$4.71
Class R5
Actual	$1,000.00	$1,233.20	$3.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.46
Class R6
Actual	$1,000.00	$1,233.80	$3.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.82	$3.01

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.94% for Class A, 1.69% for Class C, 0.79% for Class F, 0.60% for Class F3, 0.69% for Class I, 1.14% for Class P, 1.29% for Class R2, 1.19% for Class R3, 0.94% for Class R4, 0.69% for Class R5 and 0.60% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

July 31, 2019

Sector*	%**
Communication Services	1.45%
Consumer Discretionary	17.12%
Consumer Staples	1.61%
Energy	0.86%
Financials	4.76%
Health Care	31.41%
Industrials	8.45%
Information Technology	32.64%
Repurchase Agreement	1.70%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments

July 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.61%

Aerospace & Defense 2.04%
Axon Enterprise, Inc.*	357,940	$25,135
Cubic Corp.	268,724	17,789
Total		42,924

Auto Components 1.48%
Fox Factory Holding Corp.*	389,693	31,207

Banks 1.24%
CenterState Bank Corp.	410,824	9,991
Webster Financial Corp.	195,690	9,980
Western Alliance Bancorp*	122,237	6,044
Total		26,015

Biotechnology 15.54%
Agios Pharmaceuticals, Inc.*	126,642	6,093
Allogene Therapeutics, Inc.*	390,824	12,116
Amarin Corp. plc ADR*	1,071,477	19,919
Argenx SE ADR*	189,110	26,562
Audentes Therapeutics, Inc.*	318,299	12,388
Blueprint Medicines Corp.*	403,466	40,407
Bridgebio Pharma, Inc.*	578,924	16,991
CareDx, Inc.*	975,176	31,957
Coherus Biosciences, Inc.*	1,250,129	21,027
Denali Therapeutics, Inc.*	747,925	15,968
Invitae Corp.*	534,321	14,368
Mirati Therapeutics, Inc.*	205,230	21,713
Myovant Sciences Ltd. (United Kingdom)*(a)	656,054	4,724
Repligen Corp.*	481,015	45,403
Sage Therapeutics, Inc.*	64,806	10,391
Sarepta Therapeutics, Inc.*	67,596	10,062
uniQure NV (Netherlands)*(a)	285,732	16,758
Total		326,847

Building Products 0.87%
Trex Co., Inc.*	223,905	18,304
Investments	Shares	Fair Value (000)
Capital Markets 0.91%
Assetmark Financial Holdings, Inc.*	365,034	$10,327
Evercore, Inc. Class A	101,527	8,769
Total		19,096

Communications Equipment 0.51%
Acacia Communications, Inc.*	161,002	10,815

Construction & Engineering 0.75%
NV5 Global, Inc.*	197,340	15,683

Diversified Consumer Services 5.90%
Bright Horizons Family Solutions, Inc.*	218,084	33,164
Chegg, Inc.*	1,027,299	46,146
Grand Canyon Education, Inc.*	222,006	24,148
Strategic Education, Inc.	116,374	20,713
Total		124,171

Electrical Equipment 1.73%
Generac Holdings, Inc.*	502,437	36,326

Electronic Equipment, Instruments & Components 0.49%
Novanta, Inc.*	121,620	10,227

Energy Equipment & Services 0.86%
Cactus, Inc. Class A*	619,544	18,196

Entertainment 0.50%
World Wrestling Entertainment, Inc. Class A	143,198	10,422

Food & Staples Retailing 0.88%
BJ’s Wholesale Club Holdings, Inc.*	788,201	18,570

Food Products 0.73%
Calavo Growers, Inc.	174,420	15,426

8	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2019

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 10.31%
Glaukos Corp.*	573,953	$46,880
Insulet Corp.*	131,797	16,203
iRhythm Technologies, Inc.*	280,882	23,353
Masimo Corp.*	160,040	25,262
Nevro Corp.*	254,445	17,012
Penumbra, Inc.*	208,701	34,978
Tactile Systems Technology, Inc.*	206,684	11,934
Tandem Diabetes Care, Inc.*	649,007	41,167
Total		216,789

Health Care Providers & Services 1.36%
Guardant Health, Inc.*	304,147	28,587

Health Care Technology 2.36%
Inspire Medical Systems, Inc.*	554,957	37,532
Livongo Health, Inc.*	29,207	1,292
Teladoc, Health Inc.*	157,454	10,745
Total		49,569

Hotels, Restaurants & Leisure 2.08%
Planet Fitness, Inc. Class A*	555,637	43,706

Household Durables 1.71%
Lovesac Co. (The)*	382,107	8,192
Roku, Inc.*	269,792	27,878
Total		36,070

Information Technology Services 3.85%
Okta, Inc.*	132,064	17,278
Twilio, Inc. Class A*	123,055	17,118
Verra Mobility Corp.*	1,514,230	20,972
Wix.com Ltd. (Israel)*(a)	172,101	25,561
Total		80,929

Insurance 2.63%
eHealth, Inc.*	340,633	35,340
Goosehead Insurance, Inc. Class A	444,140	19,991
Total		55,331
Investments	Shares	Fair Value (000)
Interactive Media & Services 0.96%
Cargurus, Inc.*	543,559	$20,258

Internet & Direct Marketing Retail 3.42%
Etsy, Inc.*	530,910	35,582
Jumia Technologies AG ADR*	477,863	8,133
Realreal, Inc. (The)*	449,863	11,044
Stitch Fix, Inc. Class A*	657,834	17,156
Total		71,915

Leisure Products 2.57%
Malibu Boats, Inc. Class A*	444,263	13,386
YETI Holdings, Inc.*	1,168,092	40,603
Total		53,989

Life Sciences Tools & Services 0.80%
Adaptive Biotechnologies Corp.*	172,419	6,647
Codexis, Inc.*	552,289	10,145
Total		16,792

Machinery 1.80%
Chart Industries, Inc.*	247,414	18,687
RBC Bearings, Inc.*	117,772	19,161
Total		37,848

Pharmaceuticals 1.14%
GW Pharmaceuticals plc ADR*	147,818	23,991

Professional Services 1.29%
Insperity, Inc.	254,961	27,115

Semiconductors & Semiconductor Equipment 3.84%
Inphi Corp.*	556,880	33,530
Monolithic Power Systems, Inc.	92,378	13,686
Semtech Corp.*	319,893	16,913
Silicon Laboratories, Inc.*	147,938	16,600
Total		80,729

See Notes to Financial Statements.	9

Schedule of Investments (continued)

July 31, 2019

Investments	Shares	Fair Value (000)
Software 24.06%
Alarm.com Holdings, Inc.*	156,353	$7,804
Alteryx, Inc. Class A*	348,804	40,998
Anaplan, Inc.*	355,098	20,219
Appian Corp.*	571,119	22,439
Avalara, Inc.*	333,708	27,191
Coupa Software, Inc.*	228,813	31,052
Elastic NV*	222,472	21,987
Everbridge, Inc.*	586,632	60,012
Five9, Inc.*	697,535	34,437
Globant SA (Argentina)*(a)	243,583	25,820
HubSpot, Inc.*	114,280	20,424
Medallia, Inc.*	717,203	28,581
Mimecast Ltd.*	527,613	25,114
New Relic, Inc.*	138,865	12,938
Pagerduty, Inc.*	168,219	7,435
Paylocity Holding Corp.*	243,450	24,854
RingCentral, Inc. Class A*	142,193	20,189
SVMK, Inc.*	917,870	15,576
Trade Desk, Inc. (The) Class A*	86,666	22,820
Upland Software, Inc.*	204,796	9,009
Yext, Inc.*	446,514	9,292
Zscaler, Inc.*	210,723	17,758
Total		505,949
Total Common Stocks (cost $1,386,193,802)		2,073,796
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.70%

Repurchase Agreement
Repurchase Agreement dated 7/31/2019, 1.45% due 8/1/2019 with Fixed Income Clearing Corp. collateralized by $36,225,000 of U.S. Treasury Note at 2.50% due 1/31/2021; value: $36,530,667; proceeds: $35,812,518 (cost $35,811,076)	$35,811	$35,811
Total Investments in Securities 100.31% (cost $1,422,004,878)		2,109,607
Liabilities in Excess of Cash and Other Assets (0.31)%		(6,583)
Net Assets 100.00%		$2,103,024

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

10	See Notes to Financial Statements.

Schedule of Investments (concluded)

July 31, 2019

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,073,796	$–	$–	$2,073,796
Short-Term Investment
Repurchase Agreement	–	35,811	–	35,811
Total	$2,073,796	$35,811	$–	$2,109,607

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Financial Statements.	11

Statements of Assets and Liabilities

July 31, 2019

ASSETS:
Investments in securities, at fair value (cost $1,422,004,878)	$2,109,606,643
Cash	205
Receivables:
Investment securities sold	5,771,170
Capital shares sold	1,146,508
Interest	1,442
Prepaid expenses and other assets	271,525
Total assets	2,116,797,493
LIABILITIES:
Payables:
Investment securities purchased	9,754,474
Capital shares reacquired	1,545,391
Management fee	916,375
Directors’ fees	575,740
12b-1 distribution plan	399,487
Fund administration	71,611
Accrued expenses	510,741
Total liabilities	13,773,819
NET ASSETS	$2,103,023,674
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,233,952,922
Total distributable earnings	869,070,752
Net Assets	$2,103,023,674

12	See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

July 31, 2019

Net assets by class:
Class A Shares	$708,935,346
Class C Shares	$21,394,323
Class F Shares	$116,807,043
Class F3 Shares	$3,321,079
Class I Shares	$853,158,672
Class P Shares	$22,081,869
Class R2 Shares	$4,717,700
Class R3 Shares	$107,372,709
Class R4 Shares	$6,222,100
Class R5 Shares	$3,247,363
Class R6 Shares	$255,765,470
Outstanding shares by class:
Class A Shares (1.12 billion shares of common stock authorized, $.001 par value)	26,952,913
Class C Shares (35 million shares of common stock authorized, $.001 par value)	1,241,293
Class F Shares (134.1 million shares of common stock authorized, $.001 par value)	4,230,248
Class F3 Shares (89.4 million shares of common stock authorized, $.001 par value)	104,882
Class I Shares (335.3 million shares of common stock authorized, $.001 par value)	27,103,856
Class P Shares (30 million shares of common stock authorized, $.001 par value)	877,031
Class R2 Shares (98.8 million shares of common stock authorized, $.001 par value)	191,268
Class R3 Shares (98.8 million shares of common stock authorized, $.001 par value)	4,253,454
Class R4 Shares (98.8 million shares of common stock authorized, $.001 par value)	236,630
Class R5 Shares (98.8 million shares of common stock authorized, $.001 par value)	103,176
Class R6 Shares (98.8 million shares of common stock authorized, $.001 par value)	8,078,085
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$26.30
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$27.90
Class C Shares-Net asset value	$17.24
Class F Shares-Net asset value	$27.61
Class F3 Shares-Net asset value	$31.66
Class I Shares-Net asset value	$31.48
Class P Shares-Net asset value	$25.18
Class R2 Shares-Net asset value	$24.67
Class R3 Shares-Net asset value	$25.24
Class R4 Shares-Net asset value	$26.29
Class R5 Shares-Net asset value	$31.47
Class R6 Shares-Net asset value	$31.66

See Notes to Financial Statements.	13

Statements of Operations

For the Year Ended July 31, 2019

Investment income:
Dividends	$3,520,188
Interest and other	566,121
Total investment income	4,086,309
Expenses:
Management fee	9,943,956
12b-1 distribution plan-Class A	1,642,976
12b-1 distribution plan-Class C	231,469
12b-1 distribution plan-Class F	99,578
12b-1 distribution plan-Class P	96,797
12b-1 distribution plan-Class R2	30,960
12b-1 distribution plan-Class R3	518,740
12b-1 distribution plan-Class R4	13,712
Shareholder servicing	1,811,961
Fund administration	775,517
Registration	155,122
Professional	137,328
Reports to shareholders	108,224
Directors’ fees	64,108
Custody	36,730
Other	152,824
Gross expenses	15,820,002
Expense reductions (See Note 8)	(52,010)
Net expenses	15,767,992
Net investment loss	(11,681,683)
Net realized and unrealized gain:
Net realized gain on investments	313,011,497
Net change in unrealized appreciation/depreciation on investments	85,138,161
Net realized and unrealized gain	398,149,658
Net Increase in Net Assets Resulting From Operations	$386,467,975

14	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Year Ended July 31, 2019	For the Year Ended July 31, 2018
Operations:
Net investment loss	$(11,681,683)	$(9,839,278)
Net realized gain on investments	313,011,497	483,068,491
Net change in unrealized appreciation/depreciation on investments	85,138,161	157,407,711
Net increase in net assets resulting from operations	386,467,975	630,636,924
Distributions to shareholders:
Class A	(143,990,315)	–
Class C	(7,182,646)	–
Class F	(20,259,583)	–
Class F3	(554,521)	–
Class I	(152,166,447)	–
Class P	(4,878,718)	–
Class R2	(1,263,450)	–
Class R3	(23,230,994)	–
Class R4	(1,144,059)	–
Class R5	(557,791)	–
Class R6	(38,576,002)	–
Total distributions to shareholders	(393,804,526)	–
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	333,218,567	331,201,170
Reinvestment of distributions	374,586,927	–
Cost of shares reacquired	(575,897,153)	(925,641,513)
Net increase (decrease) in net assets resulting from capital share transactions	131,908,341	(594,440,343)
Net increase in net assets	124,571,790	36,196,581
NET ASSETS:
Beginning of year	$1,978,451,884	$1,942,255,303
End of year	$2,103,023,674	$1,978,451,884
Accumulated net investment loss(1)	$–	$–

(1)	The SEC eliminated the requirement to disclose accumulated net investment loss in 2018. For the year ended July 31, 2018, the accumulated net investment loss was $(6,498,764).

See Notes to Financial Statements.	15

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain
Class A
7/31/2019	$28.59	$(0.18)	$ 4.14	$ 3.96	$(6.25)
7/31/2018	20.61	(0.15)	8.13	7.98	–
7/31/2017	18.26	(0.07)	2.42	2.35	–
7/31/2016	24.45	(0.12)	(4.22)	(4.34)	(1.85)
7/31/2015	24.37	(0.16)	4.54	4.38	(4.30)

Class C
7/31/2019	21.30	(0.25)	2.44	2.19	(6.25)
7/31/2018	15.49	(0.24)	6.05	5.81	–
7/31/2017	13.82	(0.16)	1.83	1.67	–
7/31/2016	19.17	(0.20)	(3.30)	(3.50)	(1.85)
7/31/2015	20.10	(0.26)	3.63	3.37	(4.30)

Class F
7/31/2019	29.63	(0.15)	4.38	4.23	(6.25)
7/31/2018	21.32	(0.12)	8.43	8.31	–
7/31/2017	18.86	(0.05)	2.51	2.46	–
7/31/2016	25.16	(0.10)	(4.35)	(4.45)	(1.85)
7/31/2015	24.92	(0.12)	4.66	4.54	(4.30)

Class F3
7/31/2019	32.88	(0.11)	5.14	5.03	(6.25)
7/31/2018	23.62	(0.09)	9.35	9.26	–
4/4/2017 to 7/31/2017(c)	22.09	(0.04)	1.57	1.53	–

Class I
7/31/2019	32.76	(0.14)	5.11	4.97	(6.25)
7/31/2018	23.55	(0.10)	9.31	9.21	–
7/31/2017	20.81	(0.03)	2.77	2.74	–
7/31/2016	27.51	(0.08)	(4.77)	(4.85)	(1.85)
7/31/2015	26.85	(0.10)	5.06	4.96	(4.30)

Class P
7/31/2019	27.72	(0.22)	3.93	3.71	(6.25)
7/31/2018	19.99	(0.15)	7.88	7.73	–
7/31/2017	17.71	(0.07)	2.35	2.28	–
7/31/2016	23.78	(0.12)	(4.10)	(4.22)	(1.85)
7/31/2015	23.81	(0.16)	4.43	4.27	(4.30)

16	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$26.30	22.26	0.94		(0.72)		$ 708,935	88
28.59	38.72	0.93		(0.62)		686,002	90
20.61	12.87	0.97		(0.39)		628,782	134
18.26	(18.13)	1.01		(0.65)		831,225	204
24.45	20.25	1.00		(0.66)		1,218,062	186

17.24	21.38	1.69		(1.47)		21,394	88
21.30	37.51	1.69		(1.37)		26,175	90
15.49	12.08	1.72		(1.14)		44,838	134
13.82	(18.79)	1.76		(1.41)		64,562	204
19.17	19.40	1.73		(1.39)		111,443	186

27.61	22.43	0.79		(0.58)		116,807	88
29.63	38.98	0.79		(0.48)		100,650	90
21.32	13.04	0.82		(0.25)		111,360	134
18.86	(18.05)	0.86		(0.52)		121,768	204
25.16	20.47	0.83		(0.47)		258,617	186

31.66	22.64	0.60		(0.39)		3,321	88
32.88	39.25	0.59		(0.31)		2,941	90
23.62	6.93 (d)	0.60	(e)	(0.50	)(e)	431	134

31.48	22.56	0.69		(0.48)		853,159	88
32.76	39.11	0.69		(0.37)		824,588	90
23.55	13.17	0.72		(0.14)		787,341	134
20.81	(17.96)	0.76		(0.41)		1,182,207	204
27.51	20.57	0.73		(0.39)		1,703,530	186

25.18	22.02	1.14		(0.92)		22,082	88
27.72	38.67	0.97		(0.66)		22,591	90
19.99	12.94	0.97		(0.40)		22,629	134
17.71	(18.18)	1.01		(0.66)		25,784	204
23.78	20.26	0.99		(0.68)		36,331	186

See Notes to Financial Statements.	17

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain
Class R2
7/31/2019	$27.33	$(0.25)	$ 3.84	$ 3.59	$(6.25)
7/31/2018	19.77	(0.23)	7.79	7.56	–
7/31/2017	17.58	(0.14)	2.33	2.19	–
7/31/2016	23.70	(0.18)	(4.09)	(4.27)	(1.85)
7/31/2015	23.81	(0.23)	4.42	4.19	(4.30)

Class R3
7/31/2019	27.79	(0.23)	3.93	3.70	(6.25)
7/31/2018	20.08	(0.20)	7.91	7.71	–
7/31/2017	17.83	(0.12)	2.37	2.25	–
7/31/2016	23.99	(0.16)	(4.15)	(4.31)	(1.85)
7/31/2015	24.03	(0.21)	4.47	4.26	(4.30)

Class R4
7/31/2019	28.59	(0.18)	4.13	3.95	(6.25)
7/31/2018	20.60	(0.15)	8.14	7.99	–
7/31/2017	18.25	(0.07)	2.42	2.35	–
7/31/2016	24.45	(0.10)	(4.25)	(4.35)	(1.85)
6/30/2015 to 7/31/2015(f)	24.40	(0.02)	0.07	0.05	–

Class R5
7/31/2019	32.75	(0.14)	5.11	4.97	(6.25)
7/31/2018	23.55	(0.11)	9.31	9.20	–
7/31/2017	20.81	(0.03)	2.77	2.74	–
7/31/2016	27.50	(0.07)	(4.77)	(4.84)	(1.85)
6/30/2015 to 7/31/2015(f)	27.44	(0.01)	0.07	0.06	–

Class R6
7/31/2019	32.88	(0.11)	5.14	5.03	(6.25)
7/31/2018	23.62	(0.08)	9.34	9.26	–
7/31/2017	20.85	(0.01)	2.78	2.77	–
7/31/2016	27.51	(0.04)	(4.77)	(4.81)	(1.85)
6/30/2015 to 7/31/2015(f)	27.44	(0.01)	0.08	0.07	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 4, 2017.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on June 30, 2015.

18	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$24.67	21.87	1.29		(1.06)		$ 4,718	88
27.33	38.24	1.29		(0.97)		6,530	90
19.77	12.52	1.32		(0.75)		6,275	134
17.58	(18.47)	1.36		(1.00)		10,212	204
23.70	19.88	1.33		(0.99)		13,747	186

25.24	21.92	1.19		(0.97)		107,373	88
27.79	38.40	1.19		(0.88)		111,564	90
20.08	12.62	1.22		(0.64)		131,974	134
17.83	(18.37)	1.26		(0.91)		197,382	204
23.99	19.95	1.23		(0.89)		302,163	186

26.29	22.23	0.94		(0.73)		6,222	88
28.59	38.79	0.93		(0.63)		5,489	90
20.60	12.88	0.95		(0.38)		3,053	134
18.25	(18.18)	0.97		(0.62)		626	204
24.45	0.20 (d)	0.92	(e)	(0.82	)(e)	22	186

31.47	22.53	0.69		(0.48)		3,247	88
32.75	39.11	0.68		(0.38)		3,313	90
23.55	13.17	0.71		(0.12)		2,520	134
20.81	(17.93)	0.70		(0.34)		1,006	204
27.50	0.22 (d)	0.71	(e)	(0.59	)(e)	10	186

31.66	22.68	0.60		(0.39)		255,766	88
32.88	39.20	0.59		(0.28)		188,610	90
23.62	13.29	0.60		(0.04)		202,128	134
20.85	(17.80)	0.60		(0.19)		200,641	204
27.51	0.26 (d)	0.59	(e)	(0.47	)(e)	10	186

See Notes to Financial Statements.	19

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, I, F3, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert into Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including

Notes to Financial Statements (continued)

observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2016 through July 31, 2019. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (continued)

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of July 31, 2019 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	.75%
Over $100 million	.50%

For the fiscal year ended July 31, 2019, the effective management fee was at an annualized rate of .51% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Notes to Financial Statements (continued)

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class C	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Annual Service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.
(2)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended July 31, 2019:

Distributor Commissions	Dealers’ Concessions
$7,702	$43,857

Distributor received CDSCs of $588 and $329 for Class A and Class C shares, respectively, for the fiscal year ended July 31, 2019.

Other Related Parties

As of July 31, 2019, the percentage of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 8.46%.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended July 31, 2019 and fiscal year ended July 31, 2018 were as follows:

	Year Ended	Year Ended
	7/31/2019	7/31/2018
Distributions paid from:
Net long-term capital gains	$393,804,526	$–
Total distributions paid	$393,804,526	$–

Notes to Financial Statements (continued)

As of July 31, 2019, the components of accumulated gains on a tax-basis were as follows:

Undistributed long-term capital gains	$199,790,214
Total undistributed earnings	$199,790,214
Temporary differences	(8,448,030)
Unrealized gains - net	677,728,568
Total accumulated gains - net	$869,070,752

At the Fund’s election, certain losses incurred within the taxable year (“Qualified Late-Year Losses”) are deemed to arise on the first business day of the Fund’s next taxable year. The Fund incurred and will elect to defer late-year ordinary losses of $7,872,290 during fiscal year 2019.

As of July 31, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,431,878,075
Gross unrealized gain	717,302,691
Gross unrealized loss	(39,574,123)
Net unrealized security gain	$677,728,568

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Permanent items identified during the fiscal year ended July 31, 2019 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Total
Distributable
Earnings (loss)	Paid-in Capital
$3,390,491	$(3,390,491)

The permanent differences are attributable to the tax treatment of net investment losses and certain distributions.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended July 31, 2019 were as follows:

Purchases	Sales
$1,687,893,061	$1,943,580,921

There were no purchases or sales of U.S. Government securities for the fiscal year ended July 31, 2019.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For fiscal year ended July 31, 2019 the Fund engaged in cross-trades purchases of $9,985,421 and sales of $9,375,055, which resulted in net realized gains of $448,222.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible

Notes to Financial Statements (continued)

for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$35,811,076	$–	$35,811,076
Total	$35,811,076	$–	$35,811,076

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$35,811,076	$–	$–	$(35,811,076)	$–
Total	$35,811,076	$–	$–	$(35,811,076)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of July 31, 2019.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the period ended August 8, 2018, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $600 million (the “Syndicated Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Participating Funds are

Notes to Financial Statements (continued)

subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings, among other factors.

For the period August 9, 2018 through December 20, 2018, the Participating Funds entered into a Syndicated Facility with various lenders for $1.06 billion, whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period December 21, 2018 and continuing through August 7, 2019, the Participating Funds entered into a Syndicated Facility with various lenders for $1.1 billion whereas SSB participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 8, 2019, the Participating Funds entered into a Syndicated Facility with various lenders for $1.17 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period August 9, 2018 and continuing through August 7, 2019, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund net assets.

Effective August 8, 2019, the Participating Funds also entered into a Bilateral Facility with SSB for $330 million ($250 million committed and $80 million uncommitted). Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Facilities are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the fiscal year ended July 31, 2019, the Fund did not utilize the Facilities.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds to borrow money from and lend money to each other for temporary or emergency purposes subject to limitations and conditions.

During the fiscal year ended July 31, 2019, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

Notes to Financial Statements (continued)

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks, especially over the short term. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Year Ended July 31, 2019		Year Ended July 31, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,533,856	$60,161,045	2,373,160	$58,946,469
Converted from Class B*	–	–	36,662	821,902
Converted from Class C**	159,663	3,960,186	756,384	21,153,308
Reinvestment of distributions	6,991,031	132,689,761	–	–
Shares reacquired	(6,723,749)	(160,492,891)	(9,685,238)	(230,766,911)
Increase (decrease)	2,960,801	$36,318,101	(6,519,032)	$(149,845,232)

Class B Shares(a)
Shares sold	–	$–	1,701	$32,097
Shares reacquired	–	–	(12,599)	(228,946)
Converted to Class A*	–	–	(49,473)	(821,902)
Increase (decrease)	–	$–	(60,371)	$(1,018,751)

Notes to Financial Statements (continued)

		Year Ended July 31, 2019		Year Ended July 31, 2018
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	94,394	$1,422,303	33,526	$593,954
Reinvestment of distributions	513,207	6,415,091	–	–
Shares reacquired	(356,484)	(5,526,253)	(687,044)	(12,204,713)
Converted to Class A**	(238,611)	(3,960,186)	(1,013,069)	(21,153,308)
Increase (decrease)	12,506	$(1,649,045)	(1,666,587)	$(32,764,067)

Class F Shares
Shares sold	1,132,648	$27,861,522	409,581	$10,216,990
Reinvestment of distributions	889,730	17,705,628	–	–
Shares reacquired	(1,189,240)	(29,283,329)	(2,234,840)	(56,536,343)
Increase (decrease)	833,138	$16,283,821	(1,825,259)	$(46,319,353)

Class F3 Shares
Shares sold	11,635	$356,161	100,561	$2,518,288
Reinvestment of distributions	24,332	554,521	–	–
Shares reacquired	(20,508)	(586,581)	(29,393)	(807,922)
Increase	15,459	$324,101	71,168	$1,710,366

Class I Shares
Shares sold	3,816,110	$109,225,109	4,609,055	$132,891,508
Reinvestment of distributions	6,642,840	150,593,194	–	–
Shares reacquired	(8,528,902)	(240,583,019)	(12,865,987)	(346,914,175)
Increase (decrease)	1,930,048	$19,235,284	(8,256,932)	$(214,022,667)

Class P Shares
Shares sold	90,663	$2,284,636	126,220	$3,242,323
Reinvestment of distributions	265,237	4,824,657	–	–
Shares reacquired	(293,872)	(6,905,095)	(443,412)	(10,112,850)
Increase (decrease)	62,028	$204,198	(317,192)	$(6,870,527)

Class R2 Shares
Shares sold	54,100	$1,203,449	52,415	$1,294,580
Reinvestment of distributions	52,877	943,322	–	–
Shares reacquired	(154,611)	(3,696,703)	(130,900)	(2,893,267)
Decrease	(47,634)	$(1,549,932)	(78,485)	$(1,598,687)

Class R3 Shares
Shares sold	1,136,267	$26,693,829	862,114	$20,864,598
Reinvestment of distributions	1,273,628	23,230,982	–	–
Shares reacquired	(2,171,619)	(50,882,528)	(3,419,925)	(79,600,262)
Increase (decrease)	238,276	$(957,717)	(2,557,811)	$(58,735,664)

Class R4 Shares
Shares sold	69,536	$1,729,775	108,930	$2,810,875
Reinvestment of distributions	60,309	1,144,059	–	–
Shares reacquired	(85,213)	(2,074,355)	(65,111)	(1,624,148)
Increase	44,632	$799,479	43,819	$1,186,727

Notes to Financial Statements (concluded)

		Year Ended July 31, 2019		Year Ended July 31, 2018
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	83,022	$2,314,160	48,781	$1,463,281
Reinvestment of distributions	24,605	557,791	–	–
Shares reacquired	(105,598)	(3,234,985)	(54,652)	(1,530,510)
Increase (decrease)	2,029	$(363,034)	(5,871)	$(67,229)

Class R6 Shares
Shares sold	3,367,761	$99,966,578	3,394,486	$96,326,207
Reinvestment of distributions	1,576,477	35,927,921	–	–
Shares reacquired	(2,602,300)	(72,631,414)	(6,215,864)	(182,421,466)
Increase (decrease)	2,341,938	$63,263,085	(2,821,378)	$(86,095,259)

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Closed April 25, 2018.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of Lord Abbett Developing Growth Fund, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Lord Abbett Developing Growth Fund, Inc. (the “Fund”), including the schedule of investments, as of July 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

New York, New York

September 20, 2019

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Supplemental Proxy Information (unaudited)

A joint special meeting of shareholders of the Fund was held on August 26, 2019. The joint special meeting was held for the purpose of electing members of the Fund’s Board of Directors. Shareholders elected the following ten (10) Directors at the joint special meeting:

•	Eric C. Fast
•	Evelyn E. Guernsey
•	Julie A. Hill
•	Kathleen M. Lutito
•	James M. McTaggart
•	Charles O. Prince
•	Karla M. Rabusch
•	Mark A. Schmid
•	Douglas B. Sieg
•	James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Lord Abbett Developing Growth Fund, Inc.

Nominee Votes	Votes For	Votes Withheld
Eric C. Fast	32,454,916.917	871,801.649
Evelyn E. Guernsey	32,498,634.394	828,084.172
Julie A. Hill	32,459,401.539	867,317.027
Kathleen M. Lutito	32,519,127.737	807,590.829
James M. McTaggart	32,458,037.579	868,680.977
Charles O. Prince	32,470,648.590	856,069.976
Karla M. Rabusch	32,478,355.819	848,362.747
Mark A. Schmid	32,519,191.821	807,526.735
Douglas B. Sieg	32,518,858.396	807,860.170
James L.L. Tullis	32,404,916.584	921,801.982

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the investment adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Interested Directors

Mr. Sieg is affiliated with Lord Abbett and is an “interested person” of the Fund as defined in the Act. Mr. Sieg is director/trustee of each of the 11 investment companies in the Lord Abbett Family of Funds, which consist of 57 investment portfolios. Mr. Sieg is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Director since 2016; President and Chief Executive Officer since 2018	Principal Occupation: Managing Partner (since 2018) and was formerly Head of Client Services, joined Lord Abbett in 1994. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 11 investment companies in the Lord Abbett Family of Funds, which consist of 57 investment portfolios.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Director since 2014

Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001 – 2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999 – 2014).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: None Other Directorships: None.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Kathleen M. Lutito Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1963)	Director since 2017	Principal Occupation: President and Chief Investment Officer of CenturyLink Investment Management Company (since 2006). Other Directorships: None.

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012	Principal Occupation: Independent management advisor and consultant (since 2012). Other Directorships: Blyth, Inc., a home products company (2004 – 2015).

Charles O. Prince Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1950)	Director since 2019

Principal Occupation: None. Formerly Chairman and Chief Executive Officer, Citigroup, Inc.

Other Directorships: Currently serves as director of Johnson & Johnson (2006 – Present). Previously served as director of Xerox Corporation (2008 – 2018).

Karla M. Rabusch Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Director since 2017	Principal Occupation: President and Director of Wells Fargo Funds Management, LLC (2003 – 2017); President of Wells Fargo Funds (2003 – 2016). Other Directorships: None.

Mark A. Schmid Lord, Abbett & Co. LLC Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Director since 2016	Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (since 2009). Other Directorships: None.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006; Chairman since 2017

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (1990 – 2016); Chairman of Tullis Health Investors–FL LLC (since 2018).

Other Directorships: Currently serves as director of Crane Co. (since 1998), Alphatec Spine, Inc. (since 2018), and electroCore, Inc. (since 2018).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Fund. All of the officers of the Fund also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicates each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years
Douglas B. Sieg (1969)	President and Chief Executive Officer	Elected as President and Chief Executive Officer in 2018.	Managing Partner of Lord Abbett (since 2018) and was formerly Head of Client Services, joined Lord Abbett in 1994.

Jackson C. Chan (1964)	AML Compliance Officer	Elected in 2018	Deputy Chief Compliance Officer and Director of Regulatory Affairs, joined Lord Abbett in 2014 and was formerly Director at UBS Global Asset Management (2005 – 2014).

Pamela P. Chen (1978)	Vice President, Assistant Secretary and Privacy Officer	Elected as Vice President and Assistant Secretary in 2018 and Privacy Officer in 2019	Associate General Counsel, joined Lord Abbett in 2017 and was formerly Special Counsel at Schulte, Roth & Zabel LLP (2005 – 2017).

John T. Fitzgerald (1975)	Vice President and Assistant Secretary	Elected in 2018	Deputy General Counsel, joined Lord Abbett in 2018 and was formerly Deputy Head of U.S. Funds Legal, Executive Director and Assistant General Counsel at JPMorgan Chase (2005 – 2018).

Vito A. Fronda (1969)	Treasurer	Elected in 2018	Partner and Director of Taxation, joined Lord Abbett in 2003.

Bernard J. Grzelak (1971)	Chief Financial Officer and Vice President	Elected in 2017	Partner, Chief Operating Officer, Global Funds and Risk, joined Lord Abbett in 2003.

Linda Y. Kim (1980)	Vice President and Assistant Secretary	Elected in 2016	Counsel, joined Lord Abbett in 2015 and was formerly an Associate at Stroock & Stroock & Lavan LLP (2007 – 2015).

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Partner and Chief Compliance Officer, joined Lord Abbett in 2014.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years
Amanda S. Ryan (1978)	Vice President and Assistant Secretary	Elected in 2018	Counsel, joined Lord Abbett in 2016 and was formerly a Director and Corporate Counsel at PGIM Investments (2012 – 2016).

Lawrence B. Stoller (1963)	Vice President, Secretary and Chief Legal Officer	Elected as Vice President and Secretary in 2007 and Chief Legal Officer in 2019	Partner and General Counsel, joined Lord Abbett in 2007.

Please call 888–522–2388 for a copy of the statement of additional information, which contains further information about the Fund’s Directors. It is available free upon request.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888–522–2388.

Tax Information

Of the distributions paid to shareholders during the fiscal year ended July 31, 2019, $393,804,526 represent long-term capital gains.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Developing Growth Fund, Inc.	LADG-2 (09/19)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended July 31, 2019 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch and Mark A. Schmid. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2019 and 2018 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2019	2018
Audit Fees {a}	$45,300	$44,000
Audit-Related Fees {b}	- 0 -	0
Total audit and audit-related fees	$45,300	$44,000

Tax Fees {c}	4,916	7,475
All Other Fees	- 0 -	- 0 -

Total Fees	$50,216	$51,475

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Consists of fees for assurance and related services reasonably related to the audit of the Registrant’s financial statements, but which are not included in the amount for “Audit Fees.”

{c} Fees for the fiscal year ended July 31, 2019 and 2018 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended July 31, 2019 and 2018 were:

	Fiscal year ended:
	2019	2018
All Other Fees {a}	$170,000	$200,339

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended July 31, 2019 and 2018 were:

	Fiscal year ended:
	2019	2018
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: September 20, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: September 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: September 20, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: September 20, 2019